Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data	Dec. 25, 2010	Dec. 26, 2009
Accounts receivable, allowances	$ 32.4	$ 32.8
Long-term receivables, allowances	$ 18.8	$ 17.1
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	200,000,000	200,000,000
Preferred stock, issued	0	0
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	600,000,000	600,000,000
Common stock, shares issued	63,607,090	63,607,090
Treasury stock, shares	900,754	552,463